Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment where ownership certificates have not obtained	¥ 8,453	¥ 9,206